Share-Based Payments (Schedule of Share Incentive Plan) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares Years	Dec. 31, 2017 ILS (₪) Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of options	1.9	1.9
Share options granted in December 2013 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	234
Vesting conditions	Three equal installments over three years of employment
Contractual life of options	4.5	4.5
Adjusted exercise price per share as of December 31, 2016 | $	$ 14.65
Share options granted in August 2015 and October 2015 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	2,660
Vesting conditions	Three equal installments over three years of employment
Contractual life of options	4.5	4.5
Adjusted exercise price per share as of December 31, 2016 | ₪		₪ 25.65
Share options granted in November 2016 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	63
Vesting conditions	Three equal installments over three years of employment
Contractual life of options	4.5	4.5
Adjusted exercise price per share as of December 31, 2016 | ₪		₪ 29.97